GOODWILL AND INTANGIBLES	12 Months Ended
Jun. 27, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of Goodwill are as follows (in thousands):

	June 27, 2018			June 28, 2017
	Chili’s	Maggiano’s	Consolidated	Chili’s	Maggiano’s	Consolidated
Balance at beginning of year	$125,556	$38,397	$163,953	$125,610	$38,397	$164,007
Changes in goodwill:
Additions	—	—	—	—	—	—
Foreign currency translation adjustment	(145)	—	(145)	(54)	—	(54)
Balance at end of year	$125,411	$38,397	$163,808	$125,556	$38,397	$163,953

Intangible assets, net are as follows (in thousands):

	June 27, 2018			June 28, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili’s reacquired franchise rights(1)	$13,611	$(4,438)	$9,173	$16,170	$(4,175)	$11,995
Chili’s other	5,567	(1,215)	4,352	5,985	(1,070)	4,915
	$19,178	$(5,653)	$13,525	$22,155	$(5,245)	$16,910

Indefinite-lived intangible assets
Chili’s liquor licenses	$9,520			$9,670
Maggiano’s liquor licenses	932			932
	$10,452			$10,602

(1)
The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.1 million and $0.1 million for fiscal 2018 and 2017, respectively. We also recorded an impairment charge of $1.5 million and $0.8 million in Other gains and charges in the Consolidated Statements of Comprehensive Income in fiscal 2018 and fiscal 2017, respectively. See Note 3 - Other Gains and Charges and Note 9 - Fair Value Disclosures and for additional disclosures.

Amortization expense for all definite-lived intangible assets was $1.3 million, $1.4 million and $1.5 million in the fiscal years ended June 27, 2018, June 28, 2017, and June 29, 2016, respectively, recorded in in Depreciation and amortization in the Consolidated Statements of Comprehensive Income. Annual amortization expense for definite-lived intangible assets will approximate $1.1 million for each of the next five fiscal years. There have been no impairments of Goodwill.